Other Operating Income and Expenses - Details of Other Operating Income and Expenses (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Other Operating Income And Expenses [Line Items]
Received insurance payments			₩ 234,000
Gain on bargain purchase	₩ 0	₩ 41,072	₩ 0
QSONE Co.Ltd [member]
Disclosure Of Detailed Information About Other Operating Income And Expenses [Line Items]
Gain on disposal of investment in associates		184,556
Non-current assets held for sale [member] | CSP-Compania Siderurgica do Pecem [member]
Disclosure Of Detailed Information About Other Operating Income And Expenses [Line Items]
Gain (loss) on disposals of assets held for sale		102,470
Gain (loss) on disposal of assets held for sale recognized as profit or loss		₩ 103,366